Bank Borrowing - Additional Information (Details) ¥ in Thousands, $ in Thousands	Apr. 02, 2018 CNY (¥)	Jan. 04, 2017 CNY (¥)	Dec. 22, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short Term Debt [Line Items]
Bank borrowings				¥ 20,000	$ 2,909	¥ 30,000
Hui Shang Bank [Member]
Short Term Debt [Line Items]
Bank borrowings			¥ 10,000
Bank borrowings, maturity term			1 year
Hui Shang Bank [Member] | Maximum
Short Term Debt [Line Items]
Percentage of floating interest rate bearing benchmark interest rate			121.00%
Hefei Branch of China Merchants Bank [Member]
Short Term Debt [Line Items]
Bank borrowings	¥ 20,000	¥ 30,000
Bank borrowings, maturity term	1 year	1 year
Bank borrowings, fixed interest rate	5.00%	5.00%